Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
Schedule of Loss and the Weighted Average Number of Ordinary Shares

The loss and the weighted average number of ordinary shares used in computing basic and diluted net loss per share is as follows:

	For the Six Months ended June 30,
	2026	2025
Numerator:
Net loss applicable to shareholders of ordinary shares	$(1,424)	$(177)

Denominator:
Number of ordinary shares used in computing basic and diluted net loss per share (*)	1,809,598	240,530
Net loss per share of ordinary share, basic and diluted	$(0.79)	$(0.73)

(*)	After giving effect to the share splits and the reverse share split, see also note 5.

Schedule of Computation of Diluted Net Loss Per Share

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six Months ended June 30,
	2026	2025

Options	164	164
IPO warrants	958	958
April 2026 warrants	388,888	-
Series A Warrants	-	139
Exchange Warrants	-	342

Total	390,010	1,603